UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  2/7/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $ 168,787
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None





































Name of Issuer            Title      CUSIP      Value           Shares    Invsmnt Discret   Other           Voting Authority
                         Of Class              (x1000)                      Sole  Shared    Mgrs           Sole Shared None

Abott Laboratories         COM     002824100     210             3776                                      3776
Affiliated Computer Svcs   CL A    008190100    2930            27608                                     27608
American Home Prod         COM     026609107     272             4448                                      4448
American Intl Group        COM     026874107    3915         49310.04                                  49310.04
AmSurg Corp.               COM     03232P405    5242           192875                                    192875
Apollo Group Inc - CL A    CL A    037604105    4714           104745                                    104745
BJ's Wholesale Club        COM     05548J106    2852            64690                                     64690
Beckman Coulter Inc.       COM     075811109    2544            57445                                     57445
Berkshire Hathaway In. C   CL B    084670207    3898             1544                                      1544
Biogen Inc.                COM     090597105     229             4000                                      4000
Biomet                     COM     090613100    5092           164811                                    164811
Cardinal Health            COM     14149Y108    4237         65536.01                                  65536.01
Choicepoint                COM     170388102    5137           101345                                    101345
Cisco Systems              COM     17275R102     187            10361                                     10361
Citigroup Inc              COM     172967101     878          17400.8                                   17400.8
Copart Inc.                COM     217204106     234             6455                                      6455
Diagnostic Products Corp   COM     252450101    3546            80685                                     80685
Diebold Inc                COM     253651103    4292        106136.44                                 106136.44
Duke Energy                COM     264399106    4331        110331.41                                 110331.41
Expeditors Intl Wash Inc   COM     302130109    5186            91070                                     91070
Exxon Mobil Corp           COM     30231G102    3810         96961.81                                  96961.81
Fifth Third Bancorp        COM     316773100    2229            36345                                     36345
First Health Group         COM     320960107    4755           192210                                    192210
General Electric           COM     369604103     531         13272.93                                  13272.93
Granite Construction Inc   COM     387328107    2420           100530                                    100530
Harley Davidson            COM     412822108    4106            75610                                     75610
Home Depot                 COM     437076102     268             5266                                      5266
Hospitality Pptys Trst     COM     44106M102     330            11200                                     11200
Imperial Oil LTD           COM     453038408     593            21285                                     21285
Intel Corp                 COM     458140100     489            15562                                     15562
Intrado Inc.               COM     46117A100    3212           119865                                    119865
Investment Tech Group      COM     46145F105    2549          65266.5                                   65266.5
S & P Midcap 400           COM     464287507    14159          152586                                    152586
IShares TR Russell 3000    COM     464287671     809            19805                                     19805
S&P Smallcap 600           COM     464287804    10253           89625                                     89625
Johnson & Johnson          COM     478160104     244             4138                                      4138
Kopin Corp                 COM     500600101     154            11000                                     11000
Kroger Co                  COM     501044101    3778           181055                                    181055
Ladenburg Thalmann Finan   COM     50575Q102     48          55888.89                                  55888.89
Lincare Holdings           COM     532791100    4600           160576                                    160576
MSC Software               COM     553531104     243            15600                                     15600
Mattel                     COM     577081102     199         11577.27                                  11577.27
Merck & Co.                COM     589331107     228             3894                                      3894
Microsoft                  COM     594918104     586             8854                                      8854
Moodys Corp.               COM     615369105    1677            42093                                     42093
NRG Energy                 COM     629377102    2346           151380                                    151380
Orthodontic Centers of A   COM     68750P103    4667           153030                                    153030
Oxford Health Plans Inc    COM     691471106    2190            72685                                     72685
PanCanadian Energy         COM     69831A107    4826           185635                                    185635
Pfizer                     COM     717081103    1570            39414                                     39414
RadioLogix                 COM     75040K109     364            35875                                     35875
Renal Care Group, Inc      COM     759930100     337            10505                                     10505
Respironics                COM     761230101    2303            66495                                     66495
S & P Dpstry Rpts       UNIT SER 1 78462F103    7896            69130                                     69130
Shaw Group Inc             COM     820280105    2448           104192                                    104192
TALX Corp                  COM     874918105     378            15139                                     15139
Teva Pharmaceutical Indu   ADR     881624209    3064          49725.1                                   49725.1
US Physical Therapy        COM     90337L108    1543            95528                                     95528
United Parcel Cl B         CL B    911312106    2242         41150.19                                  41150.19
Varian Medical Systems I   COM     92220P105     847            11895                                     11895
Vector Group               COM     92240M108    2846         86637.75                                  86637.75
Verizon Communications     COM     92343V104     289             6105                                      6105
Wal-Mart Stores            COM     931142103     276             4809                                      4809
Waste Mgt. Inc Del         COM     94106L109    5481        171790.04                                 171790.04
XCEL Energy                COM     98389B100     678            24475                                     24475

Totals                                         168787      4170234.18